24. Condensed Parent Company Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS [Abstract]
Other investments	$ 4,710	$ 4,930
Other assets	2,559	3,793
Total Assets	598,312	592,496
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	2,595	2,066
Other short term borrowings	23,500	20,170
Long Term Debt	47,802	51,298
Capital securities	3,150	3,150
Total Liabilities	565,321	562,024
STOCKHOLDERS' EQUITY	32,991	30,472	28,262
Total Liabilities and Stockholders' Equity	598,312	592,496
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Interest and dividend income	23,186	25,154
Interest expense	(6,094)	(7,488)
(Loss) Income Before Income Taxes	(1,197)	2,242
Income tax benefit	2,679	(220)
Net Income	1,482	2,022
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income	1,482	2,022
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	896	979
Increase in other assets	2,744	(160)
Increase (decrease) in other liabilities	529	(504)
Net Cash provided by operating activities	7,988	4,985
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
Net (increase) decrease in loans	(15,729)	6,144
Premises and equipment expenditures	(997)	(339)
Net cash provided by (used in) investing activities	(7,969)	20,341
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	3,330	(37,506)
Decrease in Long Term Debt	(3,496)	37,334
Net cash (used in) provided by financing activities	2,768	(30,193)
Net increase (decrease) in cash and cash equivalents	2,787	(4,867)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	81,208	86,075
CASH AND CASH EQUIVALENTS AT END OF YEAR	83,995	81,208
Parent Company [Member]
ASSETS [Abstract]
Cash	178	178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	40,487	37,209
Other assets	460	711
Total Assets	41,827	38,800
LIABILITIES AND STOCKHOLDERS' EQUITY [Abstract]
Interest, taxes and other liabilities	1,636	1,028
Other short term borrowings	3,450	103
Long Term Debt	0	3,447
Capital securities	3,750	3,750
Total Liabilities	8,836	8,328
STOCKHOLDERS' EQUITY	32,991	30,472
Total Liabilities and Stockholders' Equity	41,827	38,800
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Dividends from subsidiary	0	0
Interest and dividend income	100	59
Other income	0	0
Interest expense	(850)	(604)
Operating expense	(8)	(9)
(Loss) Income Before Income Taxes	(758)	(554)
Income tax benefit	257	189
Income (Loss) from Equity Method Investments	1,983	2,387
Net Income	1,482	2,022
CASH FLOWS FROM OPERATING ACTIVITIES: [Abstract]
Net Income	1,482	2,022
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(1,983)	(2,387)
Increase in other assets	(12)	104
Increase (decrease) in other liabilities	608	348
Net Cash provided by operating activities	100	92
CASH FLOWS FROM INVESTING ACTIVITIES: [Abstract]
(Purchase) sale of other investments	0	0
Net (increase) decrease in loans	0	0
Premises and equipment expenditures	0	0
Capital contributed to subsidiary bank	0	0
Net cash provided by (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES: [Abstract]
Net increase (decrease) in Short Term Borrowings	3,347	6
Decrease in Long Term Debt	(3,447)	(98)
Net cash (used in) provided by financing activities	(100)	(92)
Net increase (decrease) in cash and cash equivalents	0	0
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	178
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 178	$ 178